Donations and Community Investments - Summary Of Donations and Community Investments (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Donations and Community Investments [Line Items]
Local donations and community investments	[1]	$ 2,343	$ 793	$ 3,100	$ 1,625
Partner donations and community investments	[2]	1,153	1,551	1,815	2,308
Environmental and innovation investments	[3]	1,169	24	1,247	1,127
Total donations and community investments		$ 4,665	$ 2,368	$ 6,162	$ 5,060

[1]	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
[2]	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.
[3]	Includes the Company’s funding of initiatives that seek to reduce environmental impacts and support innovation and efficiency in mining, including costs associated with the Future of Mining Challenge.